Stock-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2019
Share-based Payment Arrangement [Abstract]
Summary of Total Compensation Expense
Total compensation expense related to stock-based payments and the related income tax benefit recognized in Net (loss) income from continuing operations was as follows:

	Year Ended December 31,
	2019	2018	2017
	(In millions)
Compensation expense related to stock-based payments	$22.6	$30.7	$28.2
Related income tax benefit	5.8	7.7	10.4

Summary of Stock Option Activity	The following table summarizes stock option activity during 2019:

	Employee Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (yrs.)	Aggregate Intrinsic Value
	(In thousands)			(In millions)
Outstanding, at January 1, 2019	1,720	$75.24	4.8	$1.1
Forfeited	(52)	84.89
Exercised	(13)	51.54
Expired	(127)	81.40
Outstanding, at December 31, 2019	1,528	74.58	3.7	0.8
Vested/expected to vest, at December 31, 2019	1,519	74.53	3.7	0.8
Exercisable, at December 31, 2019	1,479	74.28	3.6	0.8

Highlight of Stock Options Activity

	Year Ended December 31,
	2019	2018	2017
	(In millions)
Intrinsic value of stock options exercised	$0.1	$3.8	$12.1
Tax benefit recognized from stock option exercises	—	0.7	4.6

Assumptions Used to Calculate Value of Option Awards Granted	The assumptions used to calculate the value of the stock option awards granted in 2017 are presented as follows (no stock options were granted in 2019 or 2018):

2017
Weighted average expected volatility	26.74%
Weighted average risk-free interest rate	2.07%
Expected dividends	—%
Expected term	6.0 years

Summary of Restricted Stock Unit Activity
The following table summarizes the restricted stock unit activity during the year ended December 31, 2019:

	Employee Restricted Stock Units	Weighted Average Grant Date Fair Value	Director Restricted Stock Units	Weighted Average Grant Date Fair Value
	(In thousands)		(In thousands)
Outstanding, at January 1, 2019	685	$52.20	129	$53.75
Granted	382	62.64	24	66.79
Vested	(279)	59.73	(37)	39.01
Forfeited	(173)	54.70	—	—
Outstanding, at December 31, 2019	615	54.58	116	58.30

Highlights of Restricted Stock Unit Activity

	Year Ended December 31,
	2019	2018	2017
	(In millions)
Fair value of vested restricted stock units	$19.5	$16.6	$14.0
Tax benefit recognized from vested restricted stock units	3.7	2.5	5.1

Summary of Performance Unit Activity
The following table summarizes the performance unit activity during the year ended December 31, 2019:

	Performance Units	Weighted Average Grant Date Fair Value
	(In thousands)
Unvested, at January 1, 2019	176	$71.49
Granted	390	61.88
Vested	(17)	98.28
Forfeited	(67)	82.24
Unvested, at December 31, 2019	482	61.28

Highlight of Performance Unit Activity

	Year Ended December 31,
	2019	2018	2017
	(In millions)
Fair value of vested performance units	$0.9	$7.6	$7.8
Tax benefit recognized from performance units vested	0.2	0.1	2.5